SCHEDULE OF FINANCIAL INSTRUMENTS MEASUREMENT AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	$ 481,281	$ 58,653	$ 739,006
Total assets	481,281	58,653	739,006
Total liabilities
Fair value, net asset (liability)	481,281	58,653	739,006
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Total assets
Total liabilities
Fair value, net asset (liability)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Total assets
Total liabilities
Fair value, net asset (liability)